REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
REDEEMABLE NON-CONTROLLING INTERESTS
Schedule of redeemable non-controlling interests

	2023	2024
Opening balance as of January 1	1,056,939	870,825
Net loss attributable to the redeemable non-controlling interest	(30,852)	(1,992)
Accretion of redeemable non-controlling interest	86,941	54,357
Payment of redeemable non-controlling interest	(1,729)	(87,502)
Reclassified from accrued expenses and other current liabilities	—	205,030
Reclassified to accrued expenses and other current liabilities	(240,474)	(1,804)
Ending balance as of December 31	870,825	1,038,914